INCOME TAXES	12 Months Ended
Mar. 31, 2012
INCOME TAXES
16.	INCOME TAXES

Domestic and foreign components of income before income taxes, equity in net income of affiliated companies, and net (income) loss attributable to noncontrolling interests were summarized as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Japan	¥18,045	¥9,212	¥9,147	$218,966
Foreign	(7,838)	(5,285)	(5,992)	(95,110)

Total	¥10,207	¥3,927	¥3,155	$123,856

Domestic and foreign components of income taxes expense consist of:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Current:
Japan	¥2,942	¥2,882	¥2,851	$35,700
Foreign	581	598	392	7,050

	¥3,523	¥3,480	¥3,243	$42,750

Deferred:
Japan	¥675	¥(1,398)	¥(1,726)	$8,191
Foreign	1	(72)	138	12

	¥676	¥(1,470)	¥(1,588)	$8,203

Total income taxes	¥4,199	¥2,010	¥1,655	$50,953

Income taxes in Japan applicable to the Companies, imposed by the national, prefectural and municipal governments, in the aggregate resulted in normal effective statutory tax rates of approximately 40.7% for the years ended March 31, 2012, 2011 and 2010. Foreign subsidiaries are subject to income taxes of the countries in which they operate.

The Companies are subject to a number of different taxes based on income. The effective income tax rates differed from the normal statutory rates for the following reasons for the years ended March 31, 2012, 2011 and 2010:

	2012	2011	2010

Normal Japanese statutory rates	40.7%	40.7%	40.7%
Increase (decrease) in taxes resulting from:
Permanently nondeductible expenses	4.6	9.9	12.9
Change in valuation allowance	3.2	17.6	(8.5)
Undistributed earnings of associated companies	(0.1)	2.9	2.6
Differences in foreign subsidiaries’ tax rate	(1.5)	(4.4)	(5.8)
Changes in Japanese income tax rates	(6.0)
Tax exemption	(0.3)	(0.7)	(1.0)
Unrecognized tax benefits	0.2	2.9	6.4
Impairment losses on goodwill		(12.3)
Other — net	0.3	(5.4)	5.2

Effective tax rates	41.1%	51.2%	52.5%

Amendment to the Japanese tax regulations were enacted into law on November 30, 2011. As a result of these amendments, the statutory income tax rate will be reduced from 40.7% to 38% effective from the year beginning April 1, 2012, and to 35.6% effective from the year beginning April 1, 2015, thereafter. Consequently, the statutory income tax rate utilized for deferred tax assets and liabilities expected to be settled or realized in the period from April 1, 2012 to March 31, 2015 is 38% and for periods subsequent to March 31, 2015 the rate is 35.6%. The adjustment of deferred tax assets and liabilities for this change in the tax rate resulted in a decrease of income taxes by ¥616 million ($7,475 thousand) and have been reflected in income taxes in the consolidated statements of income for the year ended March 31, 2012.

The approximate effect of temporary differences and tax loss carryforwards that gave rise to deferred tax balances as of March 31, 2012 and 2011 were as follows:

	Millions of Yen				Thousands of U.S. Dollars
	2012		2011		2012
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities

Sales returns	¥489		¥576		$5,934
Allowance for doubtful receivables	55		51		667
Accruals not currently deductible	210		333		2,548
Inventory valuation	990		1,844		12,013
Accrued bonuses	1,302		1,342		15,799
Impairment charges on marketable securities and investments	1,431		1,541		17,364
Advanced depreciation on property, plant and equipment		¥1,452		¥1,679		$17,619
Undistributed earnings of associated companies		1,819		1,846		22,073
Net unrealized gain on marketable securities and investments		3,292		2,904		39,947
Net realized gain on exchange of investments		1,696		1,920		20,580
Capitalized supplies	303		232		3,677
Enterprise taxes	165		190		2,002
Accrued vacation	731		763		8,870
Asset retirement obligation	236		268		2,864
Pension expense	1,356		1,484		16,454
Tangible fixed assets	1,303		1,629		15,811
Tax loss carryforwards	3,626		4,081		44,000
Intangible assets		1,905		2,233		23,116
Investment in subsidiaries		912	540	1,042		11,067
Other temporary differences	906	193	495	160	10,994	2,342

Total	13,103	11,269	15,369	11,784	158,997	136,744
Valuation allowance	(4,088)		(4,938)		(49,605)

Total	¥9,015	¥11,269	¥10,431	¥11,784	$109,392	$136,744

The valuation allowance decreased by ¥850 million ($10,314 thousand) for the year ended March 31, 2012. The valuation allowance increased by ¥1,506 million for the year ended March 31, 2011.

As a result of changing the Companies’ legal structure, the Companies reversed certain of valuation allowance for the year ended March 31, 2010. Accordingly, the Companies utilized ¥721 million of tax loss carryforwards and recognized the tax benefits of ¥293 million for the year ended March 31, 2010.

As of March 31, 2012, certain subsidiaries had tax loss carryforwards, which are available to offset future taxable income of such subsidiaries, expiring as follows:

Year ending March 31	Millions of Yen	Thousands of U.S. Dollars

2013	¥725	$8,797
2014	749	9,089
2015	179	2,172
2016	373	4,526
2017	398	4,830
2018	207	2,512
2019	2,348	28,492
2020	2,367	28,722
2021	1,961	23,795
Thereafter	966	11,722

Total	¥10,273	$124,657

There was no portion of undistributed earnings of foreign subsidiaries and foreign corporate joint ventures which were deemed to be permanently invested as of March 31, 2012 and 2011.

A reconciliation of beginning and ending amount of unrecognized tax benefits was as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Balance at the beginning of the year	¥188	¥321	¥106	$2,281
Additions based on tax positions related to the current year	79	58	232	959
Additions for tax positions of prior years			50
Reductions for tax positions of prior years		(191)	(41)
Settlements with tax authorities			(26)

Balance at the end of the year	¥267	¥188	¥321	$3,240

Total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate is ¥267 million ($3,240 thousand) and ¥188 million as of March 31, 2012 and 2011, respectively.

Based on each of the items of which the Companies are aware as of March 31, 2012, no significant changes to the unrecognized tax benefits are expected within the next twelve months.

The Companies recognize interest and penalties accrued related to unrecognized tax benefits in income taxes in the consolidated statements of income. Total amounts of interest and penalties recognized in the consolidated statements of income for the years ended March 31, 2012, 2011 and 2010 were not material.

The Companies file income tax returns in Japan and various foreign tax jurisdictions. In Japan, the Companies are no longer subject to regular income tax examinations by the tax authorities for years before 2009 with few exceptions. For other countries, the Companies are no longer subject to regular income tax examinations by the tax authorities for years before 2006 with few exceptions. In the year ended March 31, 2009, the transfer pricing examination of certain domestic subsidiaries’ 2002 to 2007 fiscal years and certain U.S. subsidiaries’ 2004 and 2003 fiscal years was completed.